Rehabcare Acquisition (Tables) (Rehabcare Group Inc)	12 Months Ended
Dec. 31, 2013
Rehabcare Group Inc
Purchase Price Allocation

The following is the RehabCare Merger purchase price allocation (in thousands):

Cash and cash equivalents	$19,932
Accounts receivable	241,358
Deferred income taxes and other current assets	48,472
Property and equipment	114,079
Identifiable intangible assets:
Customer relationships	188,900
Trade names (indefinite life)	115,400
Medicare certifications (indefinite life)	75,900
Trade name	16,600
Certificates of need (indefinite life)	7,900
Non-compete agreements	2,800
Total identifiable intangible assets	407,500
Other assets	11,023
Accounts payable and other current liabilities	(171,919)
Long-term debt, including amounts due within one year	(355,650)
Deferred income taxes and other liabilities	(157,016)
Noncontrolling interests – redeemable	(23,869)
Noncontrolling interests – nonredeemable	(23,990)
Total identifiable net assets	109,920
Goodwill	852,888
Net assets	$962,808

Proforma Net Effect of Acquisition

The unaudited pro forma net effect of the RehabCare Merger assuming the acquisition occurred as of January 1, 2010 is as follows (in thousands, except per share amounts):

Year ended December 31, 2011
Revenues	$4,692,659
Loss from continuing operations attributable to Kindred	(13,321)
Income attributable to Kindred	7,807
Earnings per common share:
Basic:
Loss from continuing operations	$(0.26)
Net income	$0.15
Diluted:
Loss from continuing operations	$(0.26)
Net income	$0.15